Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2025 £m	2024 £m
Trade payables	1,814	1,709
Master settlement agreement (U.S.) (note 6(b))	1,338	1,520
Duty, excise and other taxes	2,985	2,893
Accrued charges and deferred income	2,644	2,725
FII GLO (note 10(b))	671	1,118
Social security and other taxation	42	34
Approved Plans in Canada payable (note 24)	85	—
Sundry payables	233	236
	9,812	10,235
Current	9,328	9,550
Non-current	484	685
	9,812	10,235

Disclosure of Supplier Financing Arrangements	The cash outflows in respect of these
arrangements have been recognised within operating cash flows.

		2025 £m	2024 £m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	296	180
	Amounts accepted by financial institutions for early financing	287	179
	Amounts for which suppliers have received payment	274	157
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	188	90
	Amounts accepted by financial institution for early financing	182	90
	Amounts for which suppliers have received payment	180	84
Other payables	Amounts available for financing reported within trade payables	108	90
	Amounts accepted by financial institution for early financing	105	89
	Amounts for which suppliers have received payment	94	73

Disclosure of Trade Payables, Payment Terms

			2025		2024
Range of payment due dates*		Lower	Upper	Lower	Upper
Leaf suppliers (note 1)	Trade payables part of the arrangement	90 days	150 days	90 days	150 days
	Trade payables that are not part of the arrangement	1 day	120 days	1 day	120 days
Logistics suppliers	Trade payables part of the arrangement	45 days	120 days	45 days	135 days
	Trade payables that are not part of the arrangement	1 day	120 days	1 day	180 days
Raw materials and consumables suppliers (excl. leaf)	Trade payables part of the arrangement	60 days	180 days	60 days	180 days
	Trade payables that are not part of the arrangement	1 day	240 days	1 day	240 days
Other suppliers (note 2)	Trade payables part of the arrangement	30 days	180 days	30 days	180 days
	Trade payables that are not part of the arrangement	1 day	150 days	1 day	270 days
Notes:
*Suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. The Group’s payment terms commence from the invoice date. However, for certain categories of external suppliers, payment terms begin from the date a valid invoice is received.
1.Leaf suppliers are subject to various payment due dates depending on the jurisdiction and standard practices. In certain countries, the leaf suppliers who are not part of supplier financing arrangements are paid in advance or on the next working day.
2.The decrease in the upper limit for trade payables that are not part of the supplier financing arrangement (other suppliers) was due to a change in IT service provider.